UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-23201

Versus Capital Real Assets Fund LLC

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5050 South Syracuse Street, Suite 1100

Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:      (877) 200-1878

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

VERSUS CAPITAL

REAL ASSETS FUND LLC

Semi-Annual Report

September 30, 2021

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Real Assets Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information (“Personal Information”) for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited)

Shares		Value

Private Investment Funds(a) - 66.3%
	Diversified – 66.3%
32,131,871	AMP Capital Diversified Infrastructure Trust	$23,744,739
—	AMP Capital Infrastructure Debt Fund III(b)(c)	17,652,467
20,993	Blackstone Infrastructure Partners LP	27,064,000
160,128	BTG Pactual Open Ended Core US Timberland Fund LP(d)(e)	206,363,075
—	Ceres Farmland Holdings LP(b)(f)	157,285,892
33,745,836	Global Diversified Infrastructure Fund	56,379,168
49,116	Hancock Timberland and Farmland Fund LP	50,867,666
146,377	Harrison Street Social Infrastructure Fund LP(b)	174,810,403
68,436	IFC Core Farmland Fund LP(d)(g)	75,737,854
—	IFM Global Infrastructure Fund (Offshore) LP(h)	60,369,500
—	IFM US Infrastructure Debt Fund, LP(i)	14,308,292
58,123,866	IIF Hedged LP	53,305,398
93,486	Jamestown Timberland Fund(d)(g)	114,933,818
59,049	National Data Center Fund(b)	64,861,324
33,054	Nuveen - Global Farmland Fund(b)	33,090,584
—	RMS Evergreen Forestland Fund LP(b)(j)	79,234,400
20,174	UBS AgriVest Farmland Fund, Inc.	41,373,066
67,076	US Core Farmland Fund LP(d)(g)	87,537,166
—	Versus Capital Real Assets Sub-REIT LLC(d)(k)(l)(m)	49,068,599
—	Versus Capital Real Assets Sub-REIT ll LLC(d)(l)(m)	61,091,475

	Total Private Investment Funds	1,449,078,886

	(Cost $1,301,662,433)

Common Stocks - 23.5%
	Agricultural Biotech – 0.2%
98,857	Corteva, Inc.	4,159,903

	Agricultural Chemicals – 0.3%
44,092	CF Industries Holdings, Inc.	2,461,215
78,515	Nutrien, Ltd.	5,090,128

		7,551,343

	Agricultural Operations – 0.5%
100,003	Archer-Daniels-Midland Co.	6,001,180
72,111	Bunge, Ltd.	5,864,067

		11,865,247

	Airport Development/Maintenance – 1.2%
156,300	Fraport AG Frankfurt Airport Services Worldwide(k)	10,821,407
818,020	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	9,511,169
523,198	Hainan Meilan International Airport Co., Ltd., Class H Shares(k)	2,193,508
787,456	Sydney Airport(k)	4,624,600

		27,150,684

	Building & Construction Production-Miscellaneous – 0.0%
11,219	Louisiana-Pacific Corp.	688,510

	Building & Construction- Miscellaneous – 0.3%
236,767	Ferrovial SA	6,910,918

	Building Production-Wood – 0.0%
12,011	Stella-Jones, Inc.	404,444

	Building-Heavy Construction – 0.2%
375,266	Infrastrutture Wireless Italiane SpA, 144A	4,179,726

	Chemicals-Diversified – 0.2%
42,108	FMC Corp.	3,855,408

	Chemicals-Plastics – 0.2%
1,403,800	Orbia Advance Corp. SAB de CV	3,603,777

Shares		Value

	Chemicals-Specialty – 0.5%
7,278	Balchem Corp.	$1,055,820
33,462	Koninklijke DSM NV	6,691,599
33,360	Novozymes A/S, Class B Shares	2,286,871

		10,034,290

	Containers-Paper/Plastic – 0.8%
330,117	Graphic Packaging Holding Co.	6,285,428
885,100	Klabin SA(k)	3,923,484
33,835	Metsa Board Oyj	316,727
15,814	Packaging Corp. of America	2,173,476
22,566	Sonoco Products Co.	1,344,482
76,759	Westrock Co.	3,824,901

		17,868,498

	Electric-Distribution – 1.4%
1,351,057	National Grid PLC	16,098,811
109,400	Sempra Energy	13,839,100

		29,937,911

	Electric-Generation – 1.0%
28,301	Albioma SA	1,111,020
572,100	Engie SA	7,484,898
159,178	RWE AG	5,613,951
323,900	SSE, PLC	6,819,757

		21,029,626

	Electric-Integrated – 5.6%
129,700	American Electric Power Co., Inc.	10,529,046
384,500	CenterPoint Energy, Inc.	9,458,700
139,846	CMS Energy Corp.	8,353,002
251,200	Dominion Energy, Inc.	18,342,624
99,263	Entergy Corp.	9,857,809
130,800	Evergy, Inc.	8,135,760
394,248	FirstEnergy Corp.	14,043,114
1,239,900	Hera SpA	5,055,103
333,676	NextEra Energy, Inc.	26,200,239
1,317,299	PG&E Corp.(k)	12,646,070

		122,621,467

	Electronic Measurement Instruments – 0.2%
62,765	Trimble, Inc.(k)	5,162,421

	Fisheries – 0.5%
60,154	Bakkafrost P/F	4,973,785
379,512	Leroy Seafood Group ASA	3,137,017
130,288	Mowi ASA	3,305,742

		11,416,544

	Food-Meat Products – 0.1%
148,726	Maple Leaf Foods, Inc.	3,022,428

	Food-Miscellaneous/Diversified – 0.2%
26,513	Kerry Group, PLC, Class A Shares	3,562,515

	Forestry – 0.2%
18,188	Canfor Corp.(k)	399,487
25,466	Holmen AB, Class B Shares	1,118,432
28,450	Interfor Corp.	702,602
30,460	West Fraser Timber Co., Ltd.	2,565,508

		4,786,029

	Gas-Distribution – 0.6%
1,691,873	China Gas Holdings, Ltd.	4,996,851
346,136	NiSource, Inc.	8,386,875

		13,383,726

	Machinery-Farm – 0.9%
42,072	AGCO Corp.	5,155,082

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited) (continued)

Shares		Value

	Machinery-Farm - (continued)
223,312	CNH Industrial NV	$3,753,665
13,921	Deere & Co.	4,664,509
139,000	Kubota Corp.	2,958,286
13,748	Lindsay Corp.	2,086,809

		18,618,351

	Medical-Drugs – 0.2%
24,823	Zoetis, Inc.	4,819,137

	Paper & Related Products – 0.9%
79,240	BillerudKorsnas AB	1,509,386
65,269	Cascades, Inc.	807,489
10,624	International Paper Co.	594,094
50,438	Mondi PLC	1,242,044
7,404	Neenah, Inc.	345,100
44,300	Nippon Paper Industries Co., Ltd.	470,122
216,600	Oji Holdings Corp.	1,091,388
81,623	Smurfit Kappa Group PLC	4,297,321
203,429	Stora Enso Oyj, Class R Shares	3,388,400
67,900	Suzano SA(k)	673,296
92,975	Svenska Cellulosa AB SCA, Class B Shares	1,440,933
124,186	UPM-Kymmene Oyj	4,395,466

		20,255,039

	Pastoral & Agricultural – 0.3%
81,517	Darling Ingredients, Inc.(k)	5,861,072

	Pipelines – 2.8%
119,800	Cheniere Energy, Inc.(k)	11,700,866
483,300	Enbridge, Inc.	19,254,159
233,242	Keyera Corp.	5,868,800
175,200	ONEOK, Inc.	10,159,848
410,300	Plains GP Holdings LP, Class A Shares	4,420,983
178,317	Targa Resources Corp.	8,774,980

		60,179,636

	Public Thoroughfares – 1.2%
588,484	Atlantia SpA(k)	11,105,685
134,346	Promotora y Operadora de Infraestructura SAB de CV	928,508
1,299,429	Transurban Group	13,096,271

		25,130,464

	Transport-Rail – 2.5%
145,600	Canadian Pacific Railway, Ltd.	9,507,797
416,400	CSX Corp.	12,383,736
143,900	East Japan Railway Co.	10,169,871
348,900	Getlink SE	5,450,393
1,252,425	MTR Corp., Ltd.	6,740,455
1,706,896	Rumo SA(k)	5,275,134
90,034	West Japan Railway Co.	4,525,745

		54,053,131

	Water – 0.5%
15,391,995	Aguas Andinas SA, Class A Shares	3,094,345
2,325,300	Guangdong Investment, Ltd.	3,034,345
181,000	Veolia Environnement SA	5,530,597

		11,659,287

	Total Common Stocks	513,771,532

	(Cost $496,242,355)

Rights - 0.0%
	Public Thoroughfares – 0.0%
129,943	Transurban Group, Expiration 10/1/2021(k)	98,640

Shares		Value

	Water – 0.0%
181,000	Veolia Environnement SA, Expiration 10/1/2021(k)	$146,911

	Total Rights	245,551

	(Cost $0)

Real Estate Investment Trust - 1.6%
	REITS-Diversified – 1.6%
107,900	Crown Castle International Corp., REIT	18,701,228
60,832	PotlatchDeltic Corp., REIT	3,137,714
102,938	Rayonier, Inc., REIT	3,672,828
14,000	SBA Communications Corp., REIT	4,627,980
133,086	Weyerhaeuser Co., REIT	4,733,869

		34,873,619

	Total Real Estate Investment Trust	34,873,619

	(Cost $34,311,746)

Par

Corporate Debt - 4.0%
	Cable/Satellite TV – 0.3%
$825,000	Cable One, Inc., 144A, 4.00%, 11/15/2030	822,938
1,650,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 144A, 4.75%, 3/1/2030	1,727,096
1,300,000	CSC Holdings, LLC, 144A, 5.50%, 4/15/2027	1,355,055
355,000	DISH DBS Corp., 5.13%, 6/1/2029	348,306
415,000	GCI LLC, 144A, 4.75%, 10/15/2028	436,197
925,000	Virgin Media Secured Finance, PLC, 144A, 4.50%, 8/15/2030	941,188

		5,630,780

	Cellular Telecom – 0.1%
450,000	Altice France SA, 144A, 5.50%, 1/15/2028	458,221
	T-Mobile USA, Inc.,
350,000	4.75%, 2/1/2028	372,313
427,000	3.50%, 4/15/2031	450,863
575,000	3.40%, 10/15/2052, 144A	561,934
650,000	Vodafone Group, PLC, 7.00%, 4/4/2079	795,651

		2,638,982

	Electric-Distribution – 0.1%
850,000	Sempra Energy, 4.88%, 10/15/2169	924,375

	Electric-Generation – 0.1%
900,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A, 4.50%, 8/15/2028	939,375

	Electric-Integrated – 0.6%
825,000	AES Corp., 2.45%, 1/15/2031	814,741
	American Electric Power Co., Inc.,
650,000	4.30%, 12/1/2028	738,529
575,000	3.25%, 3/1/2050	580,004
850,000	CMS Energy Corp., 4.75%, 6/1/2050	958,298
625,000	Dominion Energy, Inc., 4.65%, 6/15/2170	671,125

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited) (continued)

Par		Value
	Electric-Integrated - (continued)
$650,000	Duke Energy Corp., 4.88%, 3/16/2170	$696,313
375,000	Emera US Finance LP, 3.55%, 6/15/2026	405,557
800,000	Emera, Inc., 6.75%, 6/15/2076	952,604
1,025,000	Entergy Corp., 2.80%, 6/15/2030	1,058,457
525,000	Evergy, Inc., 2.90%, 9/15/2029	551,333
585,000	FirstEnergy Corp., 3.40%, 3/1/2050	563,858
1,100,000	NextEra Energy Capital Holdings, Inc., 3L + 2.13%, 2.24%, 6/15/2067(n)	1,047,939
900,000	Pacific Gas and Electric Co., 4.95%, 7/1/2050	959,204
925,000	PPL Capital Funding, Inc., 3L + 2.67%, 2.80%, 3/30/2067(n)	894,817
650,000	Southern California Edison Co., 2.25%, 6/1/2030	638,798
430,000	Southern Co., 3.70%, 4/30/2030	472,390
775,000	WEC Energy Group, Inc., 3L + 2.11%, 2.24%, 5/15/2067(n)	731,639

		12,735,606

	Energy-Alternate Sources – 0.0%
440,000	Atlantica Sustainable Infrastructure PLC, 144A, 4.13%, 6/15/2028	455,290

	Gas-Distribution – 0.0%
725,000	NiSource, Inc., 2.95%, 9/1/2029	758,129

	Independent Power Producer – 0.1%
975,000	Calpine Corp., 144A, 5.13%, 3/15/2028	988,634
1,093,000	Clearway Energy Operating, LLC, 144A, 3.75%, 2/15/2031	1,097,099
925,000	NRG Energy, Inc., 144A, 2.45%, 12/2/2027	939,273

		3,025,006

	Internet Connective Services – 0.0%
640,000	Cogent Communications Group, Inc., 144A, 3.50%, 5/1/2026	649,600

	Internet Telephony – 0.0%
600,000	Cablevision Lightpath, LLC, 144A, 3.88%, 9/15/2027	589,590

	Machinery-Construction & Mining – 0.0%
315,000	Terex Corp., 144A, 5.00%, 5/15/2029	326,813

	Machinery-Pumps – 0.0%
650,000	Mueller Water Products, Inc., 144A, 4.00%, 6/15/2029	673,693

	Non-hazardous Waste Disposal – 0.0%
370,000	GFL Environmental, Inc., 144A, 3.50%, 9/1/2028	372,775

Par		Value
	Oil Refining & Marketing – 0.1%
$721,000	Parkland Corp., 144A, 4.50%, 10/1/2029	$731,707
243,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/2029	246,771

		978,478

	Pipelines – 2.1%
700,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.38%, 6/15/2029	721,875
210,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp., 144A, 6.63%, 7/15/2026	220,151
745,000	Buckeye Partners LP, 4.13%, 12/1/2027	761,744
750,000	Cheniere Energy, Inc., 4.63%, 10/15/2028	791,250
285,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144A, 5.63%, 5/1/2027	293,678
750,000	DT Midstream, Inc., 144A, 4.13%, 6/15/2029	761,482
500,000	Energy Transfer LP, 3L + 3.02%, 3.15%, 11/1/2066(n)	413,100
150,000	6.75%, 12/15/2170	153,750
150,000	7.13%, 12/15/2170	157,688
630,000	EnLink Midstream, LLC, 5.38%, 6/1/2029	667,312
275,000	Enterprise Products Operating, LLC, 2.80%, 1/31/2030	287,516
300,000	4.88%, 8/16/2077	295,553
300,000	5.25%, 8/16/2077	314,086
10,049,500	EPIC Y-Grade Services LP, 3L + 6.00%, 7.00%, 6/30/2027(n)(o)	8,661,413
805,000	EQM Midstream Partners LP, 144A, 4.50%, 1/15/2029	836,194
375,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/2025	373,620
140,000	8.00%, 1/15/2027	141,934
575,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/2027	600,967
913,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144A, 5.00%, 2/1/2028	926,923
405,000	Kinder Morgan, Inc., 4.30%, 3/1/2028	459,376
100,000	2.00%, 2/15/2031	96,469
525,000	MPLX LP, 6.88%, 8/15/2170	535,500
765,000	NuStar Logistics LP, 5.75%, 10/1/2025	825,244
525,000	ONEOK, Inc., 3.10%, 3/15/2030	548,371
8,652,165	Paradigm Midstream LLC, L + 5.25%, 5.34%, 9/5/2024(n)	8,057,329
165,000	Plains All American Pipeline LP, 6.13%, 11/15/2169	150,150

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited) (continued)

Par		Value
	Pipelines - (continued)
$3,508,979	Seaport Financing LLC, L + 5.50%, 5.59%, 10/31/2025(m)(n)	$3,491,434
712,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 6.00%, 12/31/2030	730,469
650,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.38%, 2/1/2027	674,342
185,000	4.88%, 2/1/2031	199,800
925,000	TransCanada PipeLines, Ltd., 3L + 2.21%, 2.33%, 5/15/2067(n)	812,992
775,000	Western Midstream Operating LP, 4.75%, 8/15/2028	846,478
10,205,038	Woodford Express LLC, 3L + 5.00%, 6.00%, 1/26/2025(n)(o)	10,072,372

		44,880,562

	REITS-Diversified – 0.2%
895,000	American Tower Corp., REIT, 3.10%, 6/15/2050	877,727
870,000	Crown Castle International Corp., REIT, 3.25%, 1/15/2051	860,242
350,000	Digital Realty Trust LP, REIT, 3.70%, 8/15/2027	389,310
250,000	3.60%, 7/1/2029	273,686
500,000	Equinix, Inc., REIT, 3.20%, 11/18/2029	530,800
750,000	SBA Communications Corp., REIT, 3.88%, 2/15/2027	778,125

		3,709,890

	Rental Auto/Equipment – 0.0%
600,000	Ashtead Capital, Inc., 144A, 4.25%, 11/1/2029	659,244

	Retail-Propane Distribution – 0.0%
175,000	Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.38%, 4/1/2026	171,285
697,000	Suburban Propane Partners LP / Suburban Energy Finance Corp., 144A, 5.00%, 6/1/2031	724,008

		895,293

	Telecom Services – 0.1%
970,000	Frontier Communications Holdings, LLC, 144A, 5.00%, 5/1/2028	1,019,713
670,000	Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/2028	700,830

		1,720,543

	Telephone-Integrated – 0.2%
625,000	AT&T, Inc., 3.80%, 2/15/2027	692,282
800,000	Consolidated Communications, Inc., 144A, 6.50%, 10/1/2028	870,016
1,375,000	Level 3 Financing, Inc., 144A, 4.63%, 9/15/2027	1,416,319
525,000	Verizon Communications, Inc., 4.33%, 9/21/2028	604,015
1,095,000	Zayo Group Holdings, Inc., 144A, 4.00%, 3/1/2027	1,091,146

		4,673,778

Par		Value
	Television – 0.0%
$550,000	Videotron, Ltd., 144A, 3.63%, 6/15/2029	$558,250

	Transport-Rail – 0.0%
525,000	Union Pacific Corp., 2.75%, 3/1/2026	559,209

	Total Corporate Debt	88,355,261

	(Cost $89,508,839)

Shares

Short-Term Investment - 4.2%
91,159,477	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 0.01%	91,159,477
	(Cost $91,159,477)

	Total Investments - 99.6%	2,177,484,326

	(Cost $2,012,884,850)
	OtherAssets - 0.4%	7,865,838

	Net Assets - 100.0%	$2,185,350,164

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 9.9% of this fund.
(d)	Affiliated issuer.
(e)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(f)	Partnership is not designated in units. The Fund owns approximately 15.1% of this fund.
(g)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(h)	Partnership is not designated in units. The Fund owns approximately 0.2% of this Fund.
(i)	Partnership is not designated in units. The Fund owns approximately 4.1% of this Fund.
(j)	Partnership is not designated in units. The Fund owns approximately 11.6% of this Fund.
(k)	Non-income producing security.
(l)	Investment is a wholly-owned and controlled subsidiary that is not designated in units.
(m)	Security value was determined by using significant unobservable inputs.
(n)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].
(o)	The variable rate is subject to a contractual interest rate floor.

Portfolio Abbreviations:

144A - Rule 144A Security

3L - 3 Month London Inter-bank Offered Rate

L - 30 Day London Inter-bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2021 (Unaudited) (continued)

Industry	% of Net Assets

Diversified	66.3%
Electric-Integrated	6.2%
Pipelines	4.9%
Short-Term Investment	4.2%
Transport-Rail	2.5%
REITS-Diversified	1.8%
Electric-Distribution	1.5%
Airport Development/Maintenance	1.2%
Public Thoroughfares	1.2%
Electric-Generation	1.1%
All Other Industries	8.7%
Other Assets net of Liabilities	0.4%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Assets and Liabilities

September 30, 2021 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$1,495,926,069
Non-affiliated investment net unrealized appreciation	86,826,270

Total non-affiliated investment in securities, at fair value	1,582,752,339

Affiliated investment in securities at cost	516,958,781
Affiliated net unrealized appreciation	77,773,206

Total affiliated investment in securities, at fair value	594,731,987

Cash	1,383,501
Foreign Currency (Cost $127,356)	127,394
Receivables for:
Dividends and interest	7,387,919
Fund shares sold	4,145,290
Reclaims	240,186
Investments sold	1,157,885

Total receivables	12,931,280
Prepaid expenses	409,459

Total Assets	2,192,335,960

LIABILITIES:
Payables for:
Adviser fees, net	5,911,706
Professional fees	388,371
Investments purchased	221,893
Income Tax Expense	200,000
Administrative fees	116,441
Transfer agent fees	6,125
Accrued expenses and other liabilities	141,260

Total Liabilities(a)	6,985,796

NET ASSETS	$2,185,350,164

NET ASSETS consist of:
Paid-in capital	$2,003,126,038
Total distributable earnings	182,224,126

TOTAL NET ASSETS	$2,185,350,164

Net Assets	$2,185,350,164
Shares of beneficial interest outstanding (unlimited authorization)	83,355,673

Net asset value price per share (Net Assets/Shares Outstanding)	$26.22

(a)	See Note 10. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2021 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$18,384,680
Dividends from affiliated investments	2,652,173
Interest income	2,209,267
Less: foreign taxes withheld	(438,250)

Total Investment Income	22,807,870

Expenses:
Adviser fees (Note 4)	11,733,206
Administration fees	346,474
Professional fees	341,240
Interest and Line of Credit fees	254,754
Directors’ fees (Note 4)	123,862
Transfer agent fees	78,472
Custodian fees	55,839
Registration fees	29,562
Shareholder reporting fees	28,155

Total Expenses	12,991,564

Net Investment Income	9,816,306

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on non-affiliated investments	14,454,333
Net realized loss on affiliated investments	(278,788)
Net realized gain on forward foreign currency transactions	8,017
Net realized loss on foreign currency transactions	(46,420)
Net change in unrealized appreciation on non-affiliated investments and foreign currency	17,213,170
Net change in unrealized appreciation on affiliated investments	26,246,346
Net change in unrealized appreciation/depreciation on forward foreign currency transactions	(8,017)

Net Realized and Unrealized Gain on Investments	57,588,641

Net Increase in Net Assets Resulting from Operations	$67,404,947

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Increase in Net Assets:
From Operations:
Net investment income	$9,816,306	$15,067,307
Net realized gain on investments and foreign currency transactions	14,137,142	6,078,508
Net change in unrealized appreciation on investments and foreign currency	43,451,499	135,994,130

Net Increase in Net Assets Resulting From Operations	67,404,947	157,139,945

Distributions to Shareholders from:
Net investment income and net realized gains	(23,953,448)	(8,752,978)
Return of capital	(5,144,458)	(41,932,826)

Total Distributions	(29,097,906)	(50,685,804)

Capital Share Transactions:
Shares issued	372,362,450	464,917,118
Reinvested dividends	5,345,207	10,241,262
Shares redeemed	(107,220,618)	(319,079,947)

Net Increase in Net Assets
Resulting From Capital Share Transactions	270,487,039	156,078,433

Total Increase in Net Assets	308,794,080	262,532,574

Net Assets:
Beginning of Period	$1,876,556,084	$1,614,023,510

End of Period	$2,185,350,164	$1,876,556,084

Share Transactions:
Shares sold	14,251,419	18,529,824
Shares issued in reinvestment of dividends	205,074	415,198
Shares redeemed	(4,113,241)	(12,906,447)

Net Increase in Shares of Beneficial Interest Outstanding	10,343,252	6,038,575

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2021 (Unaudited)

Cash Flows Used in Operating Activities:
Net increase in net assets resulting from operations	$67,404,947
Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(509,055,243)
Proceeds from disposition of investment securities	209,935,190
Net sales of short-term investment securities	43,217,990
Change in net unrealized appreciation on investments and foreign currency	(43,451,499)
Net realized gain from investments sold and foreign currency transactions	(14,137,142)
Net amortization/(accretion) of premium/(discount)	156,233
Increase in dividends and interest receivable	(1,828,281)
Increase in reclaims receivable	(14,314)
Increase in prepaid expenses	(359,890)
Increase in Adviser fees payable, net	1,127,817
Increase in administrative fees payable	26,327
Increase in professional fees payable	84,739
Decrease in custodian fees payable	(55,655)
Decrease in transfer agent fees payable	(2,815)
Decrease in accrued expenses and other liabilities	(27,446)

Net Cash Used in Operating Activities	(246,979,042)

Cash Flows From Financing Activities:
Proceeds from shares issued	375,106,610
Payments of shares redeemed	(107,220,618)
Dividends paid (net of reinvestment of dividends)	(23,752,699)

Net Cash Provided by Financing Activities	244,133,293

Effect of exchange rate changes on foreign currency	(80,273)

Net Decrease in Cash	(2,926,022)

Cash and Foreign Currency:
Beginning of period	4,436,917

End of period	$1,510,895

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends	5,345,207

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Financial Highlights

	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Period from September 18, 2017 (inception) to March 31, 2018
Net Asset Value, Beginning of Period	$25.70		$24.10	$25.24	$25.18	$25.00
Income from Investment Operations:
Net investment income(a)	0.13		0.23	0.50	0.58	0.17
Net realized and unrealized gain (loss)	0.76		2.12	(0.75)	0.26	0.11

Total from investment operations	0.89		2.35	(0.25)	0.84	0.28

Less Distributions:
Distribution from net investment income and net realized gains	(0.30)		(0.13)	—	(0.28)	(0.02)
Return of Capital	(0.07)		(0.62)	(0.89)	(0.50)	(0.08)

Total Distributions	(0.37)		(0.75)	(0.89)	(0.78)	(0.10)

Net Asset Value, End of Period	$26.22		$25.70	$24.10	$25.24	$25.18

Total Return Based On Net Asset Value	3.48	%(b)	9.35%	(1.08)%	3.64%	1.12	%(b)
Ratios and Supplemental Data
Net assets, end of period (000’s)	$2,185,350		$1,876,556	$1,614,024	$1,324,192	$802,734
Ratios of gross expenses to average net assets	1.27	%(c)	1.34%	1.30%	1.33%	1.36	%(c)
Ratios of net expenses to average net assets	1.27	%(c)	1.33%	1.30%	1.33%	1.36	%(c)
Ratios of net investment income to average net assets	0.96	%(c)	0.91%	1.99%	2.18%	1.26	%(c)
Portfolio turnover rate	10.51	%(b)	27.95%	34.42%	18.04%	18.09	%(b)

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Real Assets Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s investment objective is to achieve long-term Real Returns through current income and long-term capital appreciation with low correlation to the broader public equity and debt markets. “Real Returns” are defined as total returns adjusted for the effects of inflation. The Fund attempts to achieve this objective by investing substantially all of its assets in public and private investments in global infrastructure, timberland and agriculture/farmland (“Real Asset Related Investments”). The Fund may also invest in wholly-owned and controlled subsidiaries (the “Subsidiaries”) that will make direct investments into timberland and agriculture/farmland assets. The Fund will maintain voting control of the Subsidiaries. The Subsidiaries will be real estate investment trusts (“Sub-REITs”) and the Fund shall report its investment in the Sub-REITs in accordance with generally accepted accounting principles. Accordingly, the Fund’s investment in the Sub-REITs shall be valued utilizing the fair value principles outlined within the Fund’s valuation Policy.For purposes of the Fund’s leverage and concentration policies under the Investment Company Act, the assets of the Sub-REITs will be consolidated with the assets of the Fund in order to determine compliance with such policies. Any leverage incurred at the Subsidiaries level will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, the Fund will aggregate its direct investments with the investments of the Subsidiaries. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has registered an aggregate offering amount of $3 billion. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2021, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

For the year ended March 31, 2021, tax character of the distribution paid by the Fund was approximately $8,753,000 of ordinary income dividends and approximately $41,933,000 of return of capital. For the year ended March 31, 2020, the tax character of the distribution paid by the Fund were approximately $52,510,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2021, the Fund had $4,107,000 of capital loss carryovers available to offset future capital gains.

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended March 31, 2021, the Fund elected to defer approximately $9,058,000 in qualified late year losses.

As of September 30, 2021, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $184,980,000, $(20,381,000) and $164,599,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2021, was approximately $2,012,885,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

Consistent with Section 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Fund’s Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCREIF’’) in

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:

•

Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party on an annual basis. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.

•

Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.

The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.

For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Fund’s valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The September 30, 2021 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2021 NAV calculation.

Sub-REIT Investments - The Fund has adopted procedures pursuant to which the Fund will value its investments in the Sub-REITs at fair value. In accordance with these procedures, the Adviser shall require the external management companies of any direct investments to follow similar procedures to those that are outlined above for the continuously offered Institutional Investment Funds. At September 30, 2021, Versus Capital Real Assets Sub-REIT LLC owns an alfalfa property in Bent County, Colorado fair valued at approximately $17.4 million and almond, walnut, peach and prune properties in Placer and Sutter counties in California fair valued at approximately $31.0 million. At September 30, 2021, Versus Capital Real Assets Sub-REIT II owns a citrus property in Collier County, Florida fair valued at approximately $37.5 million and a hazelnut property in Benton County, Oregon fair valued at approximately $21.2 million.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – unadjusted quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2021 is as follows:

	Total Market Value at 09/30/2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Private Investment Funds (Sub-REIT)*	$110,160,074	$—	$—	$110,160,074
Common Stocks*	513,771,532	331,830,436	181,941,096	—
Corporate Bonds*	88,355,261	—	84,863,827	3,491,434
Rights*	245,551	—	245,551	—
Real Estate Investment Trust*	34,873,619	34,873,619	—	—
Short-Term Investment*	91,159,477	91,159,477	—	—

Subtotal	$838,565,514	$457,863,532	$267,050,474	$113,651,508

Private Investment Funds (held at NAV)*	1,338,918,812

Total	$2,177,484,326

* See Portfolio of Investments for industry breakout.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total at 09/30/2021	Corporate Debt	Private Investment Fund	Private Debt

Balance as of 03/31/2021	$155,483,222	$3,509,956	$101,278,266	$50,695,000
Transfers into Level 3	—	—	—	—
Net purchases (sales)	(41,018,614)	(18,614)	9,000,000	(50,000,000)
Accretion and Amortization	204,014	—	—	204,014
Realized Gain	(898,922)	92	—	(899,014)
Change in unrealized gain/loss	(118,192)	—	(118,192)	—

Balance as of 09/30/2021	$113,651,508	$3,491,434	$110,160,074	$—

For the six months ended September 30, 2021, the total change in unrealized loss on Level 3 securities still held at the end of the year was $(118,192).

In the event that fair value is based upon a single sourced broker quote, including single sourced quotes provided by a pricing service, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote could have material changes in the fair value of the security. Wholly-owned and controlled subsidiary private investment funds (“Sub-REITs”) are categorized as Level 3 of the fair value hierarchy and their fair values are largely based upon the externally appraised values of the underlying properties that they hold. Such appraisals are generally based on identified comparable sales as well as discounted cash flow analyses that rely on contractual lease factors, estimates of crop yields and appropriate discount rates. Significant changes in such estimates could have material changes to the appraised values of the underlying properties and the resulting fair values of the Sub-REITs. The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy at September 30, 2021:

Category	Total Fair Value at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Range

Corporate Debt	$3,491,434	Single Broker Quote	Quoted Price	$99.50
Private Investment Funds	49,068,599	Appraised Value	Discount Rate	4.0% - 8.0%
			Price Per Net Acre	$30,000-$40,000
Private Investment Funds	61,091,475	Appraised Value	Discount Rate	7.0% - 9.5%
			Price Per Net Acre	$10,500-$23,500

Balance as of 09/30/2021	$113,651,508

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 1.15% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of approximately $11,733,000 for the six months ended September 30, 2021.

The Adviser has retained the services of the following sub-advisers for the Fund: Brookfield Public Securities Group LLC and Lazard Asset Management LLC. The sub-advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international public and private securities, such as common equities, preferred shares and debt investments associated with real assets (including secured debt and mezzanine financing). The Adviser incurred fees to the Investment Managers of approximately $1,377,000 for the six months ended September 30, 2021. Fees paid to sub-advisers are based on the average net assets that they manage at an annual rate up to 0.60% and are paid by the Adviser from its Investment Management Fee.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. At times, the Fund’s investments in Institutional Investment Funds and Real Asset Related Investments will be negatively affected by the broad investment environment in the timberland, agriculture/farmland or infrastructure markets, the debt market and/or the equity securities market.

Risks of Investing in Infrastructure. An investment in the Fund is subject to certain risks associated with the ownership of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Institutional Investment Funds.

Risks of Investing in Timberland. An investment in the Fund is subject to certain risks associated with the ownership of timberland, timber and timber-related assets in general, including: the volatility of forest product prices; changes in foreign and U.S. trade and tariff policies; general market forces, such as regional growth rates, construction activity, changes in currency exchange rates and capital spending; competition from the use of alternative building materials and other decreases in demand; forestry regulations restricting timber harvesting or other aspects of business; the illiquidity of timber related asset investments; losses from fire and other causes; uninsured casualties; force majeure acts, terrorist events, underinsured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Institutional Investment Funds.

Risks of Investing in Agriculture/Farmland. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of an Institutional Investment Fund.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

Risks of Investing in Debt Securities. The Fund will invest in real asset related debt securities. Other factors may materially and adversely affect the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund’s debt securities will be subject to credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). This is especially true under current conditions because interest rates and bond yields are near historically low levels. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, tariffs and trade wars, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. For example, an outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak has caused significant market volatility and declines in global financial markets and may continue to adversely affect global and national economies, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The COVID-19 pandemic and its effects could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.

NOTE 6. FORWARD CONTRACTS

The Fund may use forward contracts for hedging exposure to foreign currencies. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. Contracts to sell foreign currency would limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial.

As of September 30, 2021, the Fund does not hold any forward foreign exchange contracts.

NOTE 7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $495,175,000 and $206,939,000, respectively.

NOTE 8. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

Results of the Fund’s Repurchase Offers during the six months ended September 30, 2021 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares

May 21, 2021	5%	3,583,753	2,618,986	100%	$68,041,262
August 20, 2021	5	4,119,375	1,494,255	100%	39,179,356

NOTE 9. LINE OF CREDIT

Effective May 3, 2021, the Fund renewed its line of credit (“LOC”) with Zions Bancorporation, N.A. dba Vectra Bank Colorado (“Vectra”) increasing its borrowing capacity from $70 million to $90 million. Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR Rate plus 1.5% at the time of borrowing with a minimum interest rate of 2.50%. The Fund did not incur interest expense during the six months ended September 30, 2021. In addition, the Fund incurs a Non-Utilization Fee equal to 0.375% on the portion of the LOC not being used and certain other organization and structuring fees (the “Other LOC Fees”). The Fund incurred Other LOC Fees equal to approximately $255,000 during the six months ended September 30, 2021. As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in a collateral account. The Fund’s outstanding borrowings from the LOC were $0 at September 30, 2021, and the Fund complied with all covenants of the LOC during the six months ended September 30, 2021.

NOTE 10. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of September 30, 2021, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets	Redemption Notice(d)

AMP Capital Diversified Infrastructure Trust	12/19/2017	32,131,871	$25,005	$23,745	$—	1.1%	(e)
AMP Capital Infrastructure Debt Fund III	9/18/2017	—	18,304	17,652	—	0.8%	(f)
Blackstone Infrastructure Partners LP	3/31/2019	20,993	22,292	27,064	24,648	1.2%	(g)

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets	Redemption Notice(d)
BTG Pactual Open Ended Core US Timberland Fund LP	9/18/2017	160,128	$170,000	$206,363	$—	9.4%	(h)
Ceres Farmland Holdings LP	11/6/2017	—	135,000	157,286	—	7.2%	(i)
Global Diversified Infrastructure Fund	9/18/2017	33,745,836	55,508	56,379	6,000	2.6%	(j)
Hancock Timberland and Farmland Fund LP	9/18/2017	49,116	50,000	50,868	35,000	2.3%	(k)
Harrison Street Social Infrastructure Fund LP	7/2/2018	146,377	150,000	174,810	75,000	8.0%	(l)
IFC Core Farmland Fund LP(m)	10/25/2019	68,436	69,435	75,738	79,999	3.5%	(n)
IFM Global Infrastructure Fund (Offshore) LP	9/28/2018	—	49,768	60,370	15,000	2.8%	(o)
IFM US Infrastructure Debt Fund, LP	9/28/2018	—	15,016	14,308	—	0.7%	(p)
IIF Hedged LP	9/18/2017	58,123,866	51,550	53,305	—	2.4%	(q)
Jamestown Timberland Fund(m)	7/2/2018	93,486	100,022	114,934	—	5.3%	(r)
National Data Center Fund	4/1/2021	59,049	60,000	64,861	—	3.0%	(s)
Nuveen - Global Farmland Fund	7/28/2020	33,054	32,487	33,091	42,512	1.5%	(t)
RMS Evergreen Forestland Fund LP	9/18/2017	—	79,604	79,234	—	3.6%	(u)
UBS AgriVest Farmland Fund, Inc.	7/1/2019	20,174	40,169	41,373	—	1.9%	(v)
US Core Farmland Fund LP(m)	9/18/2017	67,076	75,000	87,537	—	4.0%	(w)
Versus Capital Real Assets Sub-REIT LLC	7/25/2019	—	45,852	49,069	—	2.2%	(x)
Versus Capital Real Assets Sub-REIT ll LLC	9/29/2017	—	56,650	61,092	—	2.8%	(x)

Total			$1,301,662	$1,449,079	$278,159	66.3%

(a)

The securities include Investment Funds, debt securities, and wholly-owned REIT subsidiaries (sub-REIT). The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares. The Fund’s debt securities are private loans made to the owners of infrastructure related assets. The principal investment objective of the debt securities is to generate a stable income stream of attractive and consistent cash distributions. The Fund has invested in wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets. The principal objective of the sub-REITs is to generate attractive, predictable investment returns from a target portfolio of direct investments in primarily income-producing timberland and agriculture/farmland assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of the assets.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	Unfunded Commitments approximate their fair values.
(d)	The restricted securities provide for redemption subject to certain lock-up and notice periods listed.
(e)	The fund does not have formal redemption notice or lockup periods and generally attempts to pay within 12 months of receiving the redemption request.
(f)	Closed-end fund which terminates February 12, 2026 subject to two additional one year extensions at the discretion of the fund’s manager. The fund does not provide for interim redemptions.
(g)

Following the later of: (i) the three-year anniversary of each date on which a Limited Partner acquires Units; and (ii) the six-year anniversary of the date of the Initial Closing; a Limited Partner may request redemptions quarterly upon 90 days written notice.

(h)	Two-year lock-up; redemptions are provided quarterly with 90 days prior written notice.
(i)

Two-year lock-up for the initial capital contribution and then each subsequent contribution is subject to a lock up of the later of i.) the initial capital contribution date ii.) one-year from such contribution. The notice period for redemption is annually and must be submitted by September 30th in any given year.

(j)

Shares are subject to an initial lockup period of three-years from date of acquisition. Notification period of six months is required with redemption dates falling on March 31st and September 30th of each year.

(k)	Shares are subject to an initial lockup period of three-years from date of acquisition. The notice period for redemption is annually and must be submitted by April 30th in any given year.
(l)

Shares are subject to an initial lockup period of four-years; notification of at least 90 days prior to the last calendar day of the applicable calendar quarter for which the redemption request is to be effective.

(m)	The Fund owns a non-voting majority interest in this private investment fund.
(n)	Shares are subject to a five-year lock-up for the initial capital commitment. Thereafter, the Fund will repurchase shares upon six months advanced notice of a redemption request.
(o)	Initiating the redemption process requires a written notification 45 days prior quarter end.
(p)	Shares are subject to an initial lockup period of one-year; with 60 day written notice.
(q)	There are two redemption election periods per year which occur from May 15th to June 30th and from November 15th to December 31st.
(r)

Shares are subject to an initial lockup period of four-years from the date of acquisition. A redemption request is first effective as of the last day of the first full calendar quarter after the quarter in which the investor delivers the redemption notice.

(s)

Shares are subject to an initial lockup period of five-years from date of acquisition. The Fund will endeavor to honor redemption requests promptly after the end of each quarter upon receipt of a written redemption request 90 days prior to the end of that quarter.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2021 (Unaudited) (continued)

(t)

Shares are subject to a three-year lock up from issuance date. Thereafter, they are generally eligible for redemption as of March 31 of each year for notifications received by December 31 of the prior year.

(u)	Shares are subject to an initial lockup period of three-years from date of acquisition. Investment redemption requests will be processed on a semiannual basis on June 30 and December 31 of each year.
(v)	The Fund will endeavor to honor redemption requests promptly after the end of each quarter upon receipt of a written redemption request 60 days prior to the end of that quarter.
(w)

Shares are subject to an initial lockup period of three-years from date of acquisition. A redemption request is effective as of the last day of the first full calendar quarter after the quarter in which the investor delivers the redemption notice.

(x)	The security is a wholly-owned REIT subsidiary of the Fund and has no redemption provisions.

NOTE 11. AFFILIATED ISSUERS

The following table list each issuer owned by the Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuer during the year ended September 30, 2021:

Affiliated Investment	Value at 03/31/21	Purchases	Income Distributions	Sales	Realized Gain/Loss	Change in App/Dep	Value at 09/30/2021	Shares Held at 09/30/2021
BTG Pactual Open Ended Core US Timberland Fund LP	$165,884,689	$30,000,000	$1,679,176	$—	$—	$10,478,386	$206,363,075	160,128
IFC Core Farmland Fund LP	65,899,602	4,527,600	—	—	(278,788)	5,589,440	75,737,854	68,436
Jamestown Timberland Fund	93,873,183	15,000,000	—	—	—	6,060,635	114,933,818	93,486
US Core Farmland Fund LP	83,301,089	—	972,997	—	—	4,236,077	87,537,166	67,076
Versus Capital Real Assets Sub-REIT LLC	38,858,591	9,000,000	—	—	—	1,210,008	49,068,599	—
Versus Capital Real Assets Sub-REIT ll LLC	62,419,675	—	—	—	—	(1,328,200)	61,091,475	—

Total	$510,236,829	$58,527,600	$2,652,173	$—	$(278,788)	$26,246,346	$594,731,987

NOTE 12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Adviser is currently evaluating the impact, if any, of the ASU on the Fund’s financial statements.

In April 2020, the SEC issued a final rule entitled “Securities Offering Reform for Closed-End Investment Companies” (the “Release”) containing amended rules and forms intended to streamline the registration, communications and offering practices for business development companies and registered closed-end investment companies (“registered CEFs”), including interval funds and tender offer funds. Among its provisions, the Release amends Form N-2 to extend a Management Discussion of Fund Performance disclosure requirement to the annual reports of all registered CEFs and also mandates the inclusion of a Fee and Expense Table, Share Price Data information and a Senior Securities Table, all of which are currently contained in a registered CEF’s prospectus, in its annual report. The Release’s rule and form amendments became effective August 1, 2020, with the new annual report requirements effective in August 2021. The Adviser is currently evaluating the impact, if any, of the Release on the Fund’s fiscal 2022 annual report.

In December 2020, the SEC adopted a final rule (Rule 2a-5) under the 1940 Act addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for the new rule. The Adviser is currently evaluating the impact, if any, on the financial statements.

NOTE 13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

The Fund offered to repurchase 5% of its outstanding shares, representing 4,343,351 shares, with respect to its November 19, 2021 Repurchase Offer. Shareholders actually tendered 889,901 total shares for repurchase. Following a voluntary increase above its originally offered amount, as allowed by Rule 23c-3 of the 1940 Act, the Fund repurchased 1.0% of total tendered shares, representing approximately $23,500,000.

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on May 27, 2021, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following investment advisory agreements: (1) the Investment Management Agreement between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Management Agreement”), (2) the Investment Sub-Advisory Agreement between the Adviser and Brookfield Public Securities Group LLC (“Brookfield” or “Sub-Adviser”) and (3) the Investment Sub-Advisory Agreement between the Adviser and Lazard Asset Management LLC (“Lazard” or “Sub-Adviser”). (The Investment Sub-Advisory Agreements each are referred to as a “Sub-Advisory Agreement” and together with the Management Agreement are referred to as the “Agreements.”) In preparation for that meeting, the Independent Directors met on May 17, 2021, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors (the “Initial Responses”) and to determine any additional information to be requested, which supplemental information was included with the May Board meeting materials (the “Supplemental Responses,” which together with the Initial Responses are referred to as the “Responses”). At the May 27, 2021 Investment Committee meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. The Independent Directors further discussed continuation of the Agreements in an executive session with independent legal counsel, after which they recommended to the full Board the continuation of the Agreements.

Management Agreement

Matters considered by the Board in connection with its approval of the Management Agreement included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including its business continuity plan and information security program and steps taken to respond to the COVID-19 pandemic, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in real assets, including infrastructure, farmland/agriculture and timberland, and reviewed the Fund’s investment allocations. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of private funds, co-investments, direct investments and sub-advisers to manage portions of the Fund’s assets, The Board considered the Adviser’s addition of staff and resources to provide research and analysis of sub-advisers and private funds and the plans to reduce the use of outside consulting services for such information. The Board also considered the Adviser’s process for ongoing monitoring of sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objective, the review of leverage, compliance updates, due diligence visits and on-going monitoring for the impact of the COVID-19 pandemic on their operations. In addition to the portfolio construction and investment management services outlined above, the Board reviewed the additional services provided by the Adviser, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund. The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board considered the additional resources added to support the Adviser’s administrative functions and the steps taken by the Adviser to enhance the compliance program. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s unique investment strategy.

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information (Unaudited)

Performance: The Board received and reviewed performance information for the Fund. The Board considered the Adviser’s success in structuring a portfolio with broad exposure to real assets that met the Fund’s target range of private/public investment allocation. The Board considered the returns of the Fund and the various segments of the portfolio for the one-year, three-year and since inception periods (ended March 31, 2021) and compared the Fund’s return and standard deviation to the S&P Real Assets Index. The Board also considered the income distributions from the Fund. Given the unique investment strategy and construction of the Fund, the Adviser represented that there currently was only one competitor to use for performance comparisons, a new fund that was not fully invested and therefore not an apt comparison. The Board also reviewed the measures used by the Adviser for evaluating the performance of the Sub-Advisers. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objective and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Adviser pays out of its own fee the sub-advisory fees and reviewed and considered the fee retained by the Adviser after the payment of those fees. The Board also reviewed a breakdown of other Fund expenses. The Board considered the advisory fee and the total expense ratio of the Fund in comparison to the single competitor fund, noting that the Fund had a lower contractual advisory fee. In addition, the Board considered a broader group of closed-end interval funds that focus on alternative investments (the “Peer Group”) provided by the Adviser. The Adviser explained that the Peer Group, which was a listing of relevant closed-end interval funds that invest in alternative investments and are included in the Morningstar Direct Database (with the addition of three interval funds that do not report to Morningstar), had diverse investment objectives and strategies that did not track those of the Fund. However, the Adviser stated that given the limited number of comparable funds based on investment strategy, the Peer Group served as a measure of alternative investments available to shareholders. The Board also considered the Adviser’s representation that it had no other client with a comparable investment strategy to the Fund. The Board reviewed the advisory fee of the funds in the Peer Group and considered that the Fund’s advisory fee was below the average of the Peer Group. In light of these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund. As a part of this consideration the Board reviewed the Adviser’s 2019 and 2020 audited financial statements. The Board reviewed information provided by the Adviser regarding profitability from the fund complex. The Adviser reviewed its methodology for computing the information provided. The Board also considered the increase in overhead detailed by the Adviser as a result of additions of investment and other resources during the past year and the future intention to add more resources. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board noted that the Adviser put in place an expense cap for the first year and that all of the organizational and offering expenses had been paid by the Adviser to limit the Fund’s costs during the first year of operations. The Board also considered the level of the current assets in the Fund as well as additional investments being made by the Adviser into resources to support the services provided to the Fund. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Management Agreement, determined that the continuation of the Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering the Management Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreements

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program and response to the COVID-19 pandemic, compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by the Sub-Advisers were satisfactory.

Investment Performance. As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Sub-Advisory Agreement. For Brookfield, performance information was reviewed for the period from October 1, 2017 (first full month after inception of services) through March 31, 2021. For Lazard, performance information was reviewed for the period from December 31, 2018 (inception of services) through March 31, 2021. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the Adviser compensates each Sub-Adviser from its own advisory fee, so that shareholders pay only the advisory fee. In addition, in evaluating the sub-advisory fee rates, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-

VERSUS CAPITAL REAL ASSETS FUND LLC

Additional Information (Unaudited)

Adviser, and that Brookfield had agreed to a revision to its fee schedule to add an additional breakpoint. For each Sub-Adviser, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For Brookfield, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. For Lazard, the Board reviewed profitability information provided by the Sub-Adviser. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, as amended as applicable, determined that the continuation of each Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Conclusion

The Board, having reviewed each of the Agreements, determined that each Agreement should be renewed because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not Applicable

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Real Assets Fund LLC

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	12/1/2021

By (Signature and Title)*	/s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date	12/1/2021

* Print the name and title of each signing officer under his or her signature.